Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Compensation to Key Management Personnel
For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$812,002	$790,460	$860,631	$29,036
Post-employment benefits	3,944	4,790	2,858	97
Share-based payments	17,937	11,547	-	-

	$833,883	$806,797	$863,489	$29,133